UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate

Bond Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 38.1%
Industrial - 20.1%
Basic - 4.1%
Alcoa, Inc.
6.75%, 7/15/18 (a)	$1,125	$1,120,920
ArcelorMittal
6.125%, 6/01/18 (a)(b)	1,470	1,411,648
6.50%, 4/15/14 (a)	150	150,955
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	1,116	1,196,070
Inco Ltd.
7.75%, 5/15/12 (a)	4,985	5,350,879
The Dow Chemical Co.
7.375%, 11/01/29 (a)	20	20,353
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15 (a)	630	656,775
International Paper Co.
4.25%, 1/15/09 (a)	630	627,936
5.30%, 4/01/15 (a)	235	203,960
7.40%, 6/15/14 (a)	1,420	1,418,238
7.95%, 6/15/18 (a)	830	825,349
Lubrizol Corp.
4.625%, 10/01/09 (a)	150	149,169
Packaging Corp. of America
5.75%, 8/01/13 (a)	5,181	5,080,012
PPG Industries, Inc.
5.75%, 3/15/13 (a)	1,125	1,135,335
United States Steel Corp.
5.65%, 6/01/13 (a)	1,575	1,525,221
6.05%, 6/01/17 (a)	1,625	1,497,340
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	202	203,086

		22,573,246

Capital Goods - 2.6%
Boeing Capital Corp.
6.50%, 2/15/12 (a)	6,940	7,324,906
Caterpillar Financial Services
4.50%, 6/15/09 (a)	371	374,264
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	216	220,790
John Deere Capital Corp.
4.875%, 3/16/09 (a)	2,110	2,132,151

	Principal Amount (000)	U.S. $ Value
Lafarge SA
6.15%, 7/15/11 (a)	784	783,901
Masco Corp.
6.125%, 10/03/16 (a)	1,715	1,485,499
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)	1,555	1,444,289
Tyco International Group SA
6.00%, 11/15/13 (a)	195	189,685
Waste Management, Inc.
6.875%, 5/15/09 (a)	250	254,573

		14,210,058

Communications - Media - 0.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	1,511	1,536,506
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	270	261,359
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	174	207,204
Comcast Cable Communications, Inc.
6.20%, 11/15/08 (a)	64	64,182
6.875%, 6/15/09 (a)	287	294,143
Comcast Corp.
5.50%, 3/15/11 (a)	313	313,108
News America Holdings, Inc.
6.55%, 3/15/33 (a)	142	134,695
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	85	77,116
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	325	346,775
WPP Finance Corp.
5.875%, 6/15/14 (a)	149	143,657

		3,378,745

Communications - Telecommunications - 3.5%
AT&T Corp.
8.00%, 11/15/31 (a)	80	90,862
British Telecommunications PLC
8.625%, 12/15/10 (a)	524	562,858
Embarq Corp.
6.738%, 6/01/13 (a)	1,140	1,097,538
7.082%, 6/01/16 (a)	2,505	2,340,970
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	225	239,733
8.125%, 5/01/12 (a)	4,295	4,712,852
8.75%, 3/01/31 (a)	126	146,739
Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	1,450	1,394,085
Qwest Corp.
7.50%, 10/01/14 (a)	1,085	995,487
7.875%, 9/01/11 (a)	285	280,725
8.875%, 3/15/12 (a)	1,110	1,107,225

	Principal Amount (000)	U.S. $ Value
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10 (a)	745	736,351
6.375%, 11/15/33 (a)	110	93,794
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)	1,392	1,394,883
US Cellular Corp.
6.70%, 12/15/33 (a)	1,560	1,410,018
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	180	170,053
5.25%, 4/15/13 (a)	815	815,840
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	220	222,395
Vodafone Group PLC
5.50%, 6/15/11 (a)	295	297,905
7.75%, 2/15/10 (a)	1,410	1,473,929

		19,584,242

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
4.875%, 6/15/10 (a)	137	137,205

Consumer Cyclical - Other - 1.2%
Marriott International, Inc.
Series J
5.625%, 2/15/13 (a)	1,370	1,284,604
MDC Holdings, Inc.
5.50%, 5/15/13 (a)	1,155	1,089,098
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	1,505	1,432,573
7.375%, 11/15/15 (a)	1,269	1,210,168
7.875%, 5/01/12 (a)	1,430	1,443,577
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	35	29,357
6.875%, 11/15/12 (a)	120	114,380

		6,603,757

Consumer Cyclical - Retailers - 0.6%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	203	177,509
Lowe’s Cos, Inc.
5.00%, 10/15/15 (a)	2,775	2,705,617
Wal-Mart Stores, Inc.
4.25%, 4/15/13 (a)	640	636,582

		3,519,708

Consumer Non-Cyclical - 4.5%
Abbott Laboratories
3.50%, 2/17/09 (a)	1,560	1,561,883
Baxter FinCo BV
4.75%, 10/15/10 (a)	1,285	1,299,862
Bunge Ltd. Finance Corp.
5.10%, 7/15/15 (a)	130	111,682
5.875%, 5/15/13 (a)	965	927,991
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	310	297,831

	Principal Amount (000)	U.S. $ Value
ConAgra Foods, Inc.
5.819%, 6/15/17 (a)	2,005	1,949,351
6.75%, 9/15/11 (a)	1,245	1,288,056
7.875%, 9/15/10 (a)	120	126,815
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	36	35,673
6.75%, 8/15/14 (a)	53	53,455
Fortune Brands, Inc.
4.875%, 12/01/13 (a)	667	630,566
Kraft Foods, Inc.
6.25%, 6/01/12 (a)	5,365	5,498,744
The Kroger Co.
6.80%, 12/15/18 (a)	487	506,025
7.25%, 6/01/09 (a)	1,500	1,536,341
Reynolds American, Inc.
7.25%, 6/01/13 (a)	1,520	1,565,085
7.625%, 6/01/16 (a)	1,490	1,539,762
Safeway, Inc.
4.125%, 11/01/08 (a)	96	96,061
6.50%, 3/01/11 (a)	82	84,840
7.25%, 2/01/31 (a)	2,010	2,075,743
Wyeth
5.50%, 2/01/14 (a)	3,673	3,716,213

		24,901,979

Energy - 1.4%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	98	111,394
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	435	433,741
ConocoPhillips
6.375%, 3/30/09 (a)	1,510	1,536,131
Gaz Capital SA
6.212%, 11/22/16 (a)(b)	3,215	2,943,654
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	717	740,379
Statoilhydro Asa
6.36%, 1/15/09 (a)	454	460,183
Texaco Capital, Inc.
5.50%, 1/15/09 (a)	960	966,485
Weatherford International Ltd.
5.15%, 3/15/13 (a)	560	554,998
6.00%, 3/15/18 (a)	215	212,212

		7,959,177

Technology - 1.5%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	2,540	2,614,559
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	805	797,526
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)	1,847	1,941,380

	Principal Amount (000)	U.S. $ Value
International Business Machines Corp.
4.375%, 6/01/09 (a)	75	75,859
Motorola, Inc.
6.50%, 9/01/25 (a)	855	663,737
7.50%, 5/15/25 (a)	30	26,833
7.625%, 11/15/10 (a)	28	28,189
Oracle Corp.
4.95%, 4/15/13 (a)	684	690,790
5.25%, 1/15/16 (a)	280	277,032
Xerox Corp.
7.625%, 6/15/13 (a)	60	62,305
9.75%, 1/15/09 (a)	1,044	1,069,928

		8,248,138

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)	320	313,159

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09 (a)	225	224,428

		111,653,842

Financial Institutions - 14.5%
Banking - 5.4%
ANZ National International Ltd.
6.20%, 7/19/13 (a)(b)	635	634,568
Bank of America Corp.
3.375%, 2/17/09 (a)	630	627,988
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	100	105,110
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)	415	401,750
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(c)	339	330,499
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	315	290,210
5.70%, 11/15/14 (a)	1,655	1,597,620
7.625%, 12/07/09 (a)	838	869,558
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08 (a)	54	54,316
Citigroup, Inc.
3.625%, 2/09/09 (a)	1,580	1,576,601
5.50%, 4/11/13 (a)	1,015	991,467
Compass Bank
5.50%, 4/01/20 (a)	1,774	1,517,306
Huntington National Bank
4.375%, 1/15/10 (a)	183	174,137
JP Morgan Chase & Co.
3.50%, 3/15/09 (a)	1,580	1,573,969

	Principal Amount (000)	U.S. $ Value
JPM Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)	430	363,325
M&I Marshall & Ilsley Bank
4.85%, 6/16/15 (a)	1,545	1,216,949
5.00%, 1/17/17 (a)	1,695	1,277,610
Mellon Funding Corp.
3.25%, 4/01/09 (a)	861	856,005
Morgan JP & Co., Inc.
6.25%, 1/15/09 (a)	1,424	1,435,066
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)	115	98,586
National City Bank of Ohio
6.25%, 3/15/11 (a)	1,515	1,129,296
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)(d)	358	298,765
Regions Financial Corp.
6.375%, 5/15/12 (a)	1,510	1,389,873
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)	176	153,217
Royal Bank of Scotland Group PLC
6.40%, 4/01/09 (a)	908	919,067
SouthTrust Corp.
5.80%, 6/15/14 (a)	1,470	1,323,628
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)(c)	107	96,103
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)	503	506,141
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	172	178,410
Union Bank of California
5.95%, 5/11/16 (a)	1,580	1,397,450
Union Planters Corp.
7.75%, 3/01/11 (a)	1,002	1,014,741
US Bancorp
5.30%, 4/28/09 (a)	1,530	1,539,278
Wachovia Corp.
5.50%, 5/01/13 (a)	1,445	1,334,160
5.625%, 12/15/08 (a)	393	392,029
Washington Mutual, Inc.
4.00%, 1/15/09 (a)	400	339,000
4.20%, 1/15/10 (a)	25	19,250
Wells Fargo & Co.
3.125%, 4/01/09 (a)	1,570	1,562,948
4.20%, 1/15/10 (a)	457	457,223
Zions Banc Corp.
5.50%, 11/16/15 (a)	170	110,546

		30,153,765

	Principal Amount (000)	U.S. $ Value
Brokerage - 2.0%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	1,252	1,251,616
6.65%, 5/15/09 (a)	875	894,864
7.35%, 10/01/09 (a)	63	64,727
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (a)	520	501,512
5.75%, 1/03/17 (a)	1,597	1,376,785
6.20%, 9/26/14 (a)	615	565,973
6.50%, 7/19/17 (a)	97	87,555
7.875%, 11/01/09 (a)	1,476	1,494,513
Series MTNG
4.80%, 3/13/14 (a)	79	70,025
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	1,416	1,410,424
6.05%, 5/16/16 (a)	586	533,051
Series MTNC
4.125%, 1/15/09 (a)	455	450,339
Morgan Stanley
5.625%, 1/09/12 (a)	1,310	1,282,599
6.60%, 4/01/12 (a)	855	858,464

		10,842,447

Finance - 3.8%
American General Finance Corp.
4.625%, 5/15/09 (a)	530	521,872
Capital One Bank
4.25%, 12/01/08 (a)	300	298,757
5.00%, 6/15/09 (a)	1,555	1,552,128
Capital One Financial Corp.
4.80%, 2/21/12 (a)	1,300	1,151,375
5.50%, 6/01/15 (a)	37	32,348
6.75%, 9/15/17 (a)	345	333,996
CIT Group, Inc.
5.85%, 9/15/16 (a)	1,520	1,084,365
7.625%, 11/30/12 (a)	1,285	1,091,329
Series MTN
5.125%, 9/30/14 (a)	315	228,602
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	62	53,408
Series MTN
5.80%, 6/07/12 (a)	44	41,284
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	4	3,720
General Electric Capital Corp.
4.80%, 5/01/13 (a)	2,960	2,915,425
Household Finance Corp.
4.125%, 12/15/08 (a)	775	774,242

	Principal Amount (000)	U.S. $ Value
HSBC Finance Corp.
5.875%, 2/01/09 (a)	675	679,453
6.50%, 11/15/08 (a)	1,525	1,534,540
7.00%, 5/15/12 (a)	845	877,475
International Lease Finance Corp.
5.65%, 6/01/14 (a)	175	149,619
6.375%, 3/15/09 (a)	1,525	1,511,633
iStar Financial, Inc.
5.15%, 3/01/12 (a)	176	127,600
5.65%, 9/15/11 (a)	915	681,675
SLM Corp.
5.375%, 1/15/13 - 5/15/14 (a)	3,400	2,939,132
5.40%, 10/25/11 (a)	1,101	988,586
5.45%, 4/25/11 (a)	1,595	1,450,967
Series MTN
5.125%, 8/27/12 (a)	385	330,306

		21,353,837

Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	650	610,340
The Allstate Corp.
6.125%, 5/15/37 (a)(c)	1,520	1,366,282
Assurant, Inc.
5.625%, 2/15/14 (a)	92	85,828
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	587	583,335
5.231%, 5/16/09 (a)	519	520,497
6.515%, 5/22/18 (a)	1,395	1,240,395
Humana, Inc.
6.30%, 8/01/18 (a)	166	151,298
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	167	157,898
7.80%, 3/15/37 (a)(b)	165	122,460
Prudential Financial, Inc.
Series MTND
5.15%, 1/15/13 (a)	905	883,352
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	573	567,322
4.875%, 3/15/15 (a)	1,855	1,696,891
5.25%, 3/15/11 (a)	1,390	1,375,726
XL Capital Ltd.
5.25%, 9/15/14 (a)	824	732,138

		10,093,762

REITS - 1.5%
HCP, Inc.
5.95%, 9/15/11 (a)	1,550	1,510,326
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	845	751,985
8.125%, 5/01/11 (a)	1,450	1,494,321

	Principal Amount (000)	U.S. $ Value
Mack-Cali Realty LP
7.25%, 3/15/09 (a)	240	242,436
Nationwide Health Properties, Inc.
6.50%, 7/15/11 (a)	1,515	1,537,066
Simon Property Group LP
5.00%, 3/01/12 (a)	1,490	1,426,821
5.625%, 8/15/14 (a)	1,169	1,125,581

		8,088,536

		80,532,347

Utility - 3.5%
Electric - 2.3%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	345	361,760
Exelon Corp.
6.75%, 5/01/11 (a)	280	287,518
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	5,385	5,499,905
Series C
7.375%, 11/15/31 (a)	279	298,393
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	162	166,495
Nisource Finance Corp.
6.80%, 1/15/19 (a)	1,465	1,425,981
7.875%, 11/15/10 (a)	154	159,575
Pacific Gas & Electric Co.
3.60%, 3/01/09 (a)	1,565	1,564,617
Progress Energy, Inc.
7.10%, 3/01/11 (a)	2,324	2,433,860
Public Service Company of Colorado
Series 10
7.875%, 10/01/12 (a)	176	194,945
SPI Electricity & Gas Australia Holdings
Pty Ltd.
6.15%, 11/15/13 (a)(b)	283	285,844
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(c)	140	117,468

		12,796,361

Natural Gas - 1.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	94	98,526
Energy Transfer Partners LP
6.70%, 7/01/18 (a)	1,205	1,215,303
7.50%, 7/01/38 (a)	1,365	1,382,857
Enterprise Products Operating LP
Series B
5.60%, 10/15/14 (a)	157	153,434
Sempra Energy
4.75%, 5/15/09 (a)	1,545	1,550,871

	Principal Amount (000)	U.S. $ Value
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)	1,670	1,411,239
Williams Co., Inc.
7.875%, 9/01/21 (a)	95	100,937

		5,913,167

Other Utility - 0.2%
Veolia Environment
6.00%, 6/01/18 (a)	935	931,469

		19,640,997

Total Corporates - Investment Grades
(cost $218,871,941)		211,827,186

MORTGAGE PASS-THRU’S - 24.5%
Agency Fixed Rate 30-Year - 21.6%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35 (a)	2,545	2,339,151
Series 2007
4.50%, 1/01/37 (a)	18,058	16,593,903
5.50%, 7/01/35 (a)	416	409,457
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37 (a)	7,983	8,354,408
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	418	399,868
5.50%, 4/01/33 - 7/01/33 (a)	3,941	3,880,069
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	1,956	1,923,683
6.00%, 9/01/34 (a)	758	764,709
Series 2005
4.50%, 8/01/35 (a)	1,277	1,173,222
5.50%, 2/01/35 (a)	1,429	1,406,548
Series 2006
5.00%, 2/01/36 (a)	3,878	3,698,561
6.00%, 2/01/36 (a)	4,775	4,815,151
Series 2007
4.50%, 9/01/35 (a)	926	855,563
5.00%, 11/01/35 - 7/01/36 (a)	14,088	13,437,234
5.50%, 11/01/36 - 8/01/37 (a)	19,645	19,341,845
6.50%, 8/01/37 - 11/01/37 (a)	16,363	16,828,304
Series 2008
5.50%, 3/01/37 (a)	15,234	14,957,371
Government National Mortgage Association
Series 1990
9.00%, 12/15/19 (a)	0 +	188
Series 1999
8.15%, 9/15/20 (a)	308	335,296
Series 2000
9.00%, 12/15/09 (a)	72	72,482

	Principal Amount (000)	U.S. $ Value
Series 2003
5.50%, 7/15/33 (a)	8,430	8,396,337

		119,983,350

Agency ARMS - 2.1%
Federal Home Loan Mortgage Corp.
Series 2006
5.921%, 1/01/37 (a)(e)	457	465,933
Series 2007
5.902%, 3/01/37 (a)(e)	5,269	5,371,060
5.942%, 1/01/37 (a)(e)	5,655	5,762,985

		11,599,978

Agency Fixed Rate 15-Year - 0.8%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12 (a)	1,136	1,169,578
Series 2001
7.50%, 12/15/14 (a)	3,308	3,456,396

		4,625,974

Total Mortgage Pass-Thru’s
(cost $136,620,442)		136,209,302

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4%
Non-Agency Fixed Rate CMBS - 14.4%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	290	292,262
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	365	362,999
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	479	475,541
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	3,160	2,946,922
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36 (a)	2,918	2,982,600
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	610	569,271
Series 2006-PW11, Class A2
5.41%, 3/11/39 (a)	2,965	2,950,376
Series 2006-PW12, Class A4
5.718%, 9/11/38 (a)	290	277,630
Series 2006-T24, Class A4
5.537%, 10/12/41 (a)	2,475	2,333,711
Series 2007-PW18, Class A4
5.70%, 6/11/50 (a)	3,025	2,780,758
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.356%, 4/15/40 (a)	560	544,682
Series 2008-C7, Class A4
6.095%, 12/10/49 (a)	2,890	2,761,347

	Principal Amount (000)	U.S. $ Value
Commercial Mortgage Pass Through
Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46 (a)	2,130	1,962,988
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	41	40,192
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	180	172,856
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	534	503,668
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38 (a)	2,850	2,744,311
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	1,600	1,474,958
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.10%, 8/15/38 (a)	2,870	2,786,759
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	585	581,984
Greenwich Capital Commercial Funding
Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	388	360,798
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	642	637,856
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	2,980	2,719,099
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	375	362,493
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	649	611,686
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	515	510,903
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	344	340,903
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	1,455	1,368,731
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	2,335	2,236,486
Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)	1,810	1,700,491
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	4,655	4,327,532
Series 2007-C1, Class A4
5.716%, 11/15/17 (a)	2,965	2,715,470

	Principal Amount (000)	U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	555	517,283
Series 2004-C4, Class A4
5.124%, 6/15/29 (a)	195	189,962
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	381	378,235
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	426	396,611
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	435	411,806
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	3,360	3,121,428
Series 2006-C7, Class A3
5.347%, 11/15/38 (a)	2,970	2,748,348
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)	1,640	1,527,254
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.243%, 11/12/37 (a)	360	342,066
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	785	784,193
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46 (a)	220	212,781
Series 2007-9, Class A4
5.70%, 9/12/17 (a)	2,940	2,713,784
Morgan Stanley Capital
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	944	899,139
Series 2005-HQ6, Class A4A
4.989%, 8/13/42 (a)	3,225	3,032,941
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	405	377,787
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	2,910	2,641,653
Prudential Securities Secured Financing
Corp.
Series 1999-NRF1, Class AEC
0.839%, 11/01/31 (a)(b)(f)	123,653	1,336,412
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	2,885	2,760,913
Series 2007-C31, Class A4
5.509%, 4/15/47 (a)	2,925	2,673,493
Series 2007-C32, Class A2
5.736%, 6/15/49 (a)	2,835	2,778,604

	Principal Amount (000)	U.S. $ Value
Series 2007-C32, Class A3
5.741%, 6/15/49 (a)	2,935	2,720,885

Total Commercial Mortgage-Backed Securities
(cost $83,719,465)		80,003,841

BANK LOANS - 5.1%
Industrial - 4.3%
Basic - 0.7%
Celanese US Holdings LLC
4.28%, 4/02/14 (c)	748	701,619
Dealer Computer Services, Inc.
4.80%, 10/26/12 (c)	738	681,071
Georgia-Pacific Corp.
4.40%-4.55%, 12/20/12 (c)	496	467,821
Hexion Specialty
5.06%, 5/06/13 (c)	748	651,775
Newpage Corp.
6.563%, 12/22/14 (c)	373	367,909
Univar Corp. Opco
5.80%, 10/10/14 (c)	498	452,725
Wimar Opco LLC
10.75%, 1/03/12 (c)	500	422,710

		3,745,630

Capital Goods - 0.1%
Sequa Corp.
5.92%-6.06%, 12/03/14 (c)	348	328,274
URS Corp.
5.30%, 5/15/13 (c)	423	421,915

		750,189

Communications - Media - 0.8%
CSC Holdings, Inc. (Cablevision)
4.206%, 3/29/13 (c)	748	707,458
IDEARC, Inc. (Verizon)
4.47%-4.80%, 11/17/14 (c)	992	735,540
Metro-Goldwyn Mayer
6.05%, 4/09/12 (c)	748	582,056
Thomson Learning
4.96%, 7/03/14 (c)	993	877,003
Univision Communications, Inc.
4.71%-5.05%, 9/29/14 (c)	1,000	813,440
VML US Finance LLC
5.06%, 5/27/13 (c)	500	482,655
Wide Open West Finance LLC
5.15%-5.31%, 6/30/14 (c)	500	442,500

		4,640,652

Communications - Telecommunications - 0.6%
Alltel Corp.
5.208%, 5/15/15 (c)	744	742,283
Cequel Communications LLC
4.685%-6.00%, 11/05/13 (c)	496	460,721
Level 3 Communications
4.71%-5.04%, 3/13/14 (c)	750	680,812

	Principal Amount (000)	U.S. $ Value
Nielsen Finance LLC
4.73%, 8/09/13 (c)	496	461,107
Telesat Canada
0.00%, 10/31/14*	19	18,003
5.65%-5.80%, 10/31/14 (c)	687	654,931
5.67%-5.81%, 10/31/14 (c)	40	38,201

		3,056,058

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
5.46%, 12/16/13 (c)	748	588,299

Consumer Cyclical - Other - 0.4%
Building Material Holdings
5.44%-5.56%, 2/24/14 (c)	496	428,853
Hanesbrands, Inc.
4.55%, 9/05/13 (c)	400	383,978
Harrah’s Operating Co., Inc.
5.80%, 1/28/15 (c)	998	880,922
Las Vegas Sands LLC
4.45%-4.55%, 5/23/14 (c)	398	343,008

		2,036,761

Consumer Cyclical - Retailers - 0.2%
Neiman Marcus Group, Inc.
4.422%, 4/06/13 (c)	600	559,218
Rite Aid Corp.
4.22%, 6/04/14 (c)	499	433,289

		992,507

Consumer Non-Cyclical - 0.8%
Aramark Corp.
4.676%, 1/27/14 (c)	467	444,417
5.03%, 1/27/14 (c)	30	28,208
Carestream Health, Inc.
4.46%-4.80%, 4/30/13 (c)	725	641,021
Community Health Services, Inc.
0.00%, 7/25/14*	35	32,837
4.71%-4.90%, 7/25/14 (c)	680	641,833
HCA, Inc.
5.05%, 11/18/13 (c)	992	932,897
Health Management Associates
4.55%, 2/28/14 (c)	711	655,904
Mylan Laboratories, Inc.
5.75%-6.06%, 10/02/14 (c)	348	344,388
Supervalu, Inc.
3.642%, 6/02/12 (c)	684	644,772

		4,366,277

Energy - 0.1%
Infrastrux Group, Inc.
6.96%, 11/03/12 (c)	493	458,188

Services - 0.2%
Chrysler Financial Services Americas LLC
6.78%, 8/03/12 (c)	496	407,634

	Principal Amount (000)	U.S. $ Value
Travelport
4.713%, 8/23/13 (c)	744	622,070

		1,029,704

Technology - 0.3%
Asurion Corp.
5.784%, 7/03/14 (c)	500	468,750
Freescale Semiconductor, Inc.
4.22%, 11/29/13 (c)	794	714,377
Sungard Data Systems, Inc.
4.508%, 2/28/14 (c)	744	701,846

		1,884,973

Transportation - Airlines - 0.0%
Delta Airlines
5.71%, 4/30/14 (c)	337	220,502

		23,769,740

Utility - 0.6%
Electric - 0.6%
FirstLight Power Resources, Inc.
5.31%, 11/01/13 (c)	1,333	1,268,395
5.313%, 11/01/13 (c)	164	155,821
7.313%, 5/01/14 (c)	852	764,437
Texas Competitive Electronics
6.23%-6.48%, 10/10/14 (c)	993	929,119

		3,117,772

Financial Institutions - 0.2%
Brokerage - 0.1%
Ameritrade Holdings Corp.
3.96%, 12/31/12 (c)	400	381,464

Finance - 0.1%
First Data Corp.
5.21%-5.55%, 9/24/14 (c)	993	911,294

		1,292,758

Total Bank Loans
(cost $29,579,629)		28,180,270

CMOS - 3.8%
Non-Agency ARMS - 2.2%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
4.953%, 8/25/35 (a)(c)	2,456	2,145,885
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.721%, 1/25/47 (a)(c)	2,417	1,407,101
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.115%, 5/25/35 (a)(c)	3,125	2,740,649
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(e)	663	582,955
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.212%, 5/25/36 (a)(c)	1,866	1,137,695

	Principal Amount (000)	U.S. $ Value
JP Morgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (a)(c)	1,986	1,574,481
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.238%, 8/25/35 (a)(c)	2,821	2,464,215

		12,052,981

Non-Agency Floating Rate - 0.9%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
4.291%, 12/25/35 (a)(e)	191	131,772
Series 2006-OA14, Class 3A1
4.141%, 11/25/46 (a)(e)	2,679	1,794,731
Series 2007-OA3, Class M1
2.771%, 4/25/47 (e)(g)	180	27,027
Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class M2
3.111%, 11/25/45 (e)(g)	997	109,694
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.069%, 7/25/36 (a)(c)	2,058	1,232,111
Structured Asset Securities Corp.
Series 2003-6A, Class B3
5.914%, 3/25/33 (a)(c)	1,153	722,161
Washington Mutual Mortgage Pass Through
Series 2007-OA1, Class A1A
3.991%, 2/25/47 (a)(e)	2,261	1,331,007

		5,348,503

Non-Agency Fixed Rate - 0.5%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.088%, 6/26/35 (a)(b)	937	907,867
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32 (a)	2,820	1,686,487

		2,594,354

Agency Fixed Rate - 0.2%
Government National Mortgage Association
Series 2006-39, Class IO
1.002%, 7/16/46 (a)(f)	22,874	1,030,354

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
2.753%, 5/28/35 (a)(e)	65	56,888

Total CMOs
(cost $29,710,632)		21,083,080

GOVERNMENTS - TREASURIES - 2.6%
Treasuries - 2.6%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)	7,614	7,466,876

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
2.125%, 1/31/10 (a)	7,175	7,155,384

Total Governments - Treasuries
(cost $14,597,992)		14,622,260

INFLATION-LINKED SECURITIES - 2.0%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (a)
(cost $11,396,011)	10,341	11,160,085

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 1.0%
Basic - 0.4%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	110	73,700
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)	545	545,681
Stora Enso Oyj
7.375%, 5/15/11 (a)	1,475	1,433,608
Westvaco Corp.
8.20%, 1/15/30 (a)	85	79,921

		2,132,910

Capital Goods - 0.1%
Owens Corning, Inc.
6.50%, 12/01/16 (a)	955	862,034

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	105	100,538
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	275	149,875
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	100	94,250
Echostar DBS Corp.
6.625%, 10/01/14 (a)	32	29,360
7.125%, 2/01/16 (a)	88	81,180

		455,203

Communications - Telecommunications - 0.2%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)	365	286,525
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	60	55,350
Series B
7.50%, 2/15/14 (a)	35	32,287
Sprint Capital Corp.
8.375%, 3/15/12 (a)	626	615,045

		989,207

Consumer Cyclical - Automotive - 0.0%
General Motors Corp.
8.25%, 7/15/23 (a)	130	64,350

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12 (a)	309	262,650
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	56	25,480
5.75%, 10/01/17 (a)	20	8,800
6.50%, 6/01/16 (a)	69	31,050
MGM Mirage
8.375%, 2/01/11 (a)	95	85,738

		413,718

Transportation - Airlines - 0.1%
United Air Lines, Inc.
6.636%, 7/02/22 (a)	628	483,531

Transportation - Services - 0.0%
Hertz Corp.
8.875%, 1/01/14 (a)	90	82,575

		5,483,528

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	645	640,162
Edison Mission Energy
7.00%, 5/15/17 (a)	100	94,500
NRG Energy, Inc.
7.25%, 2/01/14 (a)	120	117,000
7.375%, 2/01/16 (a)	90	87,300

		938,962

Financial Institutions - 0.0%
REITS - 0.0%
Icahn Enterprises
7.125%, 2/15/13 (a)	70	62,650

Total Corporates - Non-Investment Grades
(cost $7,222,602)		6,485,140

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Non Corporate Sectors - 0.9%
Republic of Brazil
8.25%, 1/20/34 (a)	655	807,288
Russian Federation
7.50%, 3/31/30 (a)(b)(d)	3,708	4,166,348

Total Governments - Sovereign Bonds
(cost $4,999,829)		4,973,636

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.5%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
3.608%, 12/25/32 (a)(e)	169	151,448

	Principal Amount (000)	U.S. $ Value
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
2.631%, 12/25/35 (a)(e)	168	159,748
HFC Home Equity Loan Asset Backed
Certificates
Series 2005-3, Class A1
2.718%, 1/20/35 (a)(e)	191	154,290
Series 2007-2, Class M1
2.768%, 7/20/36 (a)(e)	600	329,131
Household Home Equity Loan Trust
Series 2007-1, Class M1
2.838%, 3/20/36 (a)(e)	1,250	749,265
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
2.541%, 1/25/36 (a)(e)	2	2,409
Series 2006-OPT2, Class M2
2.851%, 1/25/36 (a)(e)	205	107,920
Lehman XS Trust
Series 2005-5N, Class M2
3.111%, 11/25/35 (e)(g)	1,000	77,506
Series 2006-18N, Class M2
2.871%, 12/25/36 (e)(g)	3,002	224,196
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
2.591%, 4/25/37 (a)(e)	481	433,993
RAAC Series
Series 2006-SP3, Class A1
2.541%, 8/25/36 (a)(e)	80	75,150
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
2.631%, 3/25/35 (a)(e)	58	49,955

		2,515,011

Other ABS - Fixed Rate - 0.2%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	1,495	1,210,950

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	150	104,811
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	588	266,508
Credit-Based Asset Servicing & Securities,
Inc.
Series 2003-CB1, Class AF
3.95%, 1/25/33 (a)(d)	316	274,017
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)(d)	86	82,921
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (a)(b)	20	1,959

	Principal Amount (000)	U.S. $ Value
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	61	60,229

		790,445

Other ABS - Floating Rate - 0.1%
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
3.463%, 3/30/46 (b)(e)(g)	500	21,250
Petra CRE CDO Ltd.
Series 2007-1A, Class C
3.561%, 2/25/47 (a)(b)(e)	800	425,375

		446,625

Total Asset-Backed Securities
(cost $11,205,050)		4,963,031

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)	1,565	1,408,642
7.75%, 5/29/18 (a)(b)	3,025	2,922,453

Total Quasi-Sovereigns
(cost $4,494,398)		4,331,095

AGENCIES - 0.6%
Agency Debentures - 0.6%
Federal National Mortgage Association
6.25%, 5/15/29 (a)	2,340	2,647,209
6.625%, 11/15/30 (a)	880	1,045,565

Total Agencies
(cost $3,816,200)		3,692,774

SUPRANATIONALS - 0.3%
European Investment Bank
5.125%, 5/30/17 (a)
(cost $1,534,852)	1,490	1,553,663

	Shares

PREFERRED STOCKS - 0.2%
Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)(c)	22,200	376,290
Federal National Mortgage Association
8.25% (a)	32,900	552,391

Total Preferred Stocks
(cost $1,377,500)		928,681

SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AllianceBernstein Fixed-Income Shares,
Inc. - Government STIF Portfolio (h)
(cost $20,840,723)	20,840,723	20,840,723

Total Investments - 99.0%
(cost $579,987,236)		550,854,767
Other assets less liabilities - 1.0%		5,315,883

Net Assets - 100.0%		$556,170,650

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$38,935	6/03/10	3 Month LIBOR	3.444%	$99,325
Lehman Brothers	2,000	12/04/11	3 Month LIBOR	4.850%	67,517
Lehman Brothers	10,500	2/26/13	3 Month LIBOR	3.746%	(44,834)
Lehman Brothers	36,665	11/28/17	3 Month LIBOR	4.723%	436,473
Lehman Brothers	3,745	6/03/18	4.708%	3 Month LIBOR	(22,173)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr futures	239	September 2008	$27,113,349	$27,443,922	$330,573

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound
settling 8/11/08	1,007	$1,977,747	$1,993,782	$16,035
British Pound
settling 8/11/08	3,868	7,621,150	7,660,713	39,563
Canadian Dollar
settling 8/13/08	5,984	5,938,899	5,842,798	(96,101)
Canadian Dollar
settling 8/13/08	11,036	10,791,036	10,775,843	(15,193)
Euro
settling 9/29/08	8,439	13,189,449	13,120,911	(68,538)
Norwegian Krone
settling 8/12/08	84,219	16,051,051	16,418,772	367,721
Swedish Krona
settling 9/08/08	99,137	16,334,959	16,338,207	3,248

Sale Contracts:
British Pound
settling 8/11/08	7,748	15,141,979	15,344,804	(202,825)
Canadian Dollar
settling 8/13/08	783	769,409	764,329	5,080
Japanese Yen
settling 8/18/08	999,490	9,554,711	9,273,797	280,914
Japanese Yen
settling 8/18/08	5,088	48,637	47,213	1,424
New Zealand Dollar
settling 9/09/08	1,271	949,168	927,024	22,144

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc
settling 9/16/08	12,719	$12,375,140	$12,148,343	$226,797

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $501,374,111.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate market value of these securities amounted to $20,734,034 or 3.7% of net assets.

(c)	Variable rate coupon, rate shown as of July 31, 2008.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2008.

(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2008.

(f)	IO - Interest Only

(g)	Illiquid security, valued at fair value.

(h)	Investment in affiliated money market mutual fund.

+	Represents 172 shares.

*	The position represents an unfunded loan commitment. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $50,840 and ($1,612), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2008, the fund’s total exposure to subprime investments was 3.23%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:
LIBOR	-	London Interbank Offered Rates
TIPS	-	Treasury Inflation Protected Security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 3, 2008